UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended September 30, 2000.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Keswin
Title:    Co-President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     /S/ JEFF KESWIN          New York, New York       November 8, 2000
     ---------------          ------------------       ------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      26

Form 13F Information Table Value Total:      $265,742


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

                                              FORM 13F INFORMATION TABLE


VOTING AUTHORITY
                       TITLE                    VALUE     SHARES/     SH/   PUT/
INVSTMT    OTHER    ---------------------
NAME  OF  ISSUER      OF CLASS       CUSIP    (X$1,000)   PRN AMT     PRN   CALL
DSCRETN  MANAGERS    SOLE     SHARED NONE
--------------      --------     ---------   --------   ---------   ---  ---- --
-----  --------  ---------  ------ ----
AGRIBRANDS   INTL       COM           00849R105      28,522        653,800    SH
SOLE               653,800
   INC
ASSISTED   LIVING       COM           04543L109         684      1,093,600    SH
SOLE             1,093,600
   CONCEPTS INC
ASSISTED   LIVING      SB  DB         04543LAD1       6,738       137,500    PRN
SOLE               137,500
   CONCEPTS INC     CV 6%02
ASSISTED   LIVING      SB  DB         04543LAG4         490        10,000    PRN
SOLE                10,000
   CONCEPTS INC     CV 5.625%03
CKE   RESTAURANTS      SB  NT  CV      12561EAB1       1,643        36,500   PRN
SOLE                36,500
   INC              4.25%04
EMCOR   GROUP  INC      COM           29084Q100       7,298        280,700    SH
SOLE               280,700
FPIC   INS   GROUP       COM           302563101       1,263        90,200    SH
SOLE                90,200
   INC
HAMILTON   BANCORP      COM           407013101       5,989        352,300    SH
SOLE               352,300
   INC FLA
INSIGNIA   FINL  GROUP  COM           45767A105      13,103      1,278,300    SH
SOLE             1,278,300
   INC NEW
LONE   STAR             COM           542307103       7,785      1,055,600    SH
SOLE             1,055,600
   STEAKHOUSE
   SALOON
MAGNA   ENTMT  CORP     CL  A          559211107      17,939     2,657,700    SH
SOLE             2,657,700
M  D  C  HLDGS  INC        COM           552676108     28,990     1,115,000   SH
SOLE             1,115,000
MERCER  INTL  INC      SH  BEN  INT    588056101      12,771     1,688,700    SH
SOLE             1,688,700
METHODE   ELECTRS  INC  CL  A          591520200       4,431       100,000    SH
SOLE               100,000
NAVIGANT   INTL  INC    COM           63935R108      11,870      1,130,500    SH
SOLE             1,130,500
NEOPHARM   INC          COM           640919106       2,571         65,200    SH
SOLE                65,200
OMEGA   WORLDWIDE       COM           68210B108       1,164        547,700    SH
SOLE               547,700
   INC
OMTOOL   LTD            COM           681974101       1,777        592,300    SH
SOLE               592,300
OPTI   INC              COM           683960108       2,248        408,700    SH
SOLE               408,700
PFSWEB   INC            COM           717098107          50         24,321    SH
SOLE                24,321
PALATIN            COM   NEW        696077304           47         25,000     SH
SOLE                25,000
   TECHNOLOGIES INC
STANCORP   FINL         COM           852891100      18,335        428,900    SH
SOLE               428,900
   GROUP INC
SPLASH   TECHNOLOGY    COM           848623104          933        100,900    SH
SOLE               100,900
   HLDGS INC
TRIAD   HOSPITALS       COM           89579K109      16,776        571,100    SH
SOLE               571,100
   INC
UICI                  COM            902737105        4,701        671,600    SH
SOLE               671,600
VISTEON   CORP          COM           92839U107      67,624      4,471,000    SH
SOLE             4,471,000